Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	¥ 760,411		¥ 547,384
Less: accumulated depreciation	(1,029,382)		(993,401)
Exchange difference	466		(116)
Total	897,036	$ 122,893	659,033
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	789,516		781,377
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	181,055		184,228
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,584		3,584
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,888
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	32,100
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	760,411		547,384
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 149,398		¥ 135,977